Supplemental Cash Flow Information - Schedule of Income Taxes Paid, Net of Income Taxes Received (Details) - CAD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Income Taxes Paid, Net of Income Taxes Received [Abstract]
Income taxes paid	$ (15,341)	$ (10,012)
Income taxes received	2	51
Income taxes paid, net of income tax received	$ (15,339)	$ (9,961)